U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

March 1, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CG Funds Trust (the “Trust”)
Securities Act Registration No: 333-191807
Investment Company Act Registration No: 811-22899
CG Core Total Return Fund (S000043763)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series the CG Core Total Return Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated February 28, 2018, and filed electronically as Post-Effective Amendment No. 9 to the Fund’s Registration Statement on Form N-1A on February 26, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
for U.S. Bancorp Fund Services, LLC

Enclosures